Shenkman Capital Floating Rate High Income Fund
Schedule of Investments
December 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS - 87.00%

AEROSPACE & DEFENSE - 1.01%
Peraton Corp., Senior Secured First Lien Term Loan 4.50% (1 Month LIBOR USD + 3.75%, 0.750% Floor), 02/01/2028 (a)	$2,404,760	$2,409,907
Transdigm, Inc., Senior Secured First Lien Term Loan 2.354% (1 Month LIBOR USD + 2.25%), 08/22/2024 (a)	529,110	523,975
		2,933,882
AUTO RETAIL - 0.42%
CWGS Group, LLC, Senior Secured First Lien Term Loan 3.25% (1 Month LIBOR USD + 2.50%, 0.750% Floor), 06/05/2028 (a)	750,609	745,824
Mavis Tire Express Services Topco Corp., Senior Secured First Lien Term Loan 4.75% (3 Month LIBOR USD + 4.00%, 0.750% Floor), 05/04/2028 (a)	478,595	479,643
		1,225,467
AUTOMOTIVE - 1.03%
Adient U.S., LLC, Senior Secured First Lien Term Loan 3.604% (1 Month LIBOR USD + 3.50%), 04/10/2028 (a)	712,420	713,460
Clarios Global, L.P., Senior Secured First Lien Term Loan 3.354% (1 Month LIBOR USD + 3.25%), 04/30/2026 (a)	642,510	640,020
LS Group Opco Acquisition, LLC, Senior Secured First Lien Term Loan 4.00% (6 Month LIBOR USD + 3.25%, 0.750% Floor), 11/02/2027 (a)	1,009,800	1,010,639
LTI Holdings, Inc., Senior Secured First Lien Term Loan 3.604% (1 Month LIBOR USD + 3.50%), 09/08/2025 (a)	609,525	603,262
		2,967,381
BUILDING PRODUCTS - 2.35%
Core & Main Holding, L.P., Senior Secured First Lien Term Loan 2.602% (1 Month LIBOR USD + 2.50%), 07/27/2028 (a)	712,076	709,110
Cornerstone Building Brands, Inc., Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 3.25%, 0.500% Floor), 04/12/2028 (a)	929,973	929,684
CPG International, Inc., Senior Secured First Lien Term Loan 3.25% (12 Month LIBOR USD + 2.50%, 0.750% Floor), 05/06/2024 (a)	1,111,519	1,113,236
Forterra Finance, LLC, Senior Secured First Lien Term Loan 4.00% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 10/25/2023 (a)	462,566	462,943
QUIKRETE Holdings, Inc.
Senior Secured First Lien Term Loan 2.604% (1 Month LIBOR USD + 2.50%), 02/01/2027 (a)	1,398,815	1,385,436
Senior Secured First Lien Term Loan 3.186% (LIBOR USD + 0.00%), 05/12/2028 (a)(g)	1,145,000	1,144,124
TAMKO Building Products, LLC
Senior Secured First Lien Term Loan 3.104% (1 Month LIBOR USD + 3.00%), 05/29/2026 (a)	190,241	189,607
Senior Secured First Lien Term Loan 3.141% (2 Month LIBOR USD + 3.00%), 05/29/2026 (a)	195,810	195,158
VC GB Holdings I Corp., Senior Secured First Lien Term Loan 4.00% (3 Month LIBOR USD + 3.50%, 0.500% Floor), 07/21/2028 (a)	663,000	658,753
		6,788,051
CHEMICALS - 3.59%
Alpha 3 B.V., Senior Secured First Lien Term Loan 3.00% (3 Month LIBOR USD + 2.50%, 0.500% Floor), 03/17/2028 (a)	646,750	646,323
Colouroz Midco
Senior Secured First Lien Term Loan 5.25% (1 Month LIBOR USD + 4.25%, 1.000% Floor), 09/21/2023 (a)	854,957	851,661
Senior Secured First Lien Term Loan 5.25% (3 Month LIBOR USD + 4.25%, 1.000% Floor), 09/21/2023 (a)	7,566	7,537
Senior Secured First Lien Term Loan 5.25% (1 Month LIBOR USD + 4.25%, 1.000% Floor), 09/21/2023 (a)	141,715	141,169
Senior Secured First Lien Term Loan 5.25% (3 Month LIBOR USD + 4.25%, 1.000% Floor), 09/21/2023 (a)	1,251	1,246
HB Fuller Co., Senior Secured First Lien Term Loan 2.104% (1 Month LIBOR USD + 2.00%), 10/21/2024 (a)	190,359	190,609
INEOS U.S. Finance, LLC, Senior Secured First Lien Term Loan 3.00% (1 Month LIBOR USD + 2.50%, 0.500% Floor), 11/06/2028 (a)	720,000	717,602
LSF11 A5 Holdco, LLC, Senior Secured First Lien Term Loan 4.25% (3 Month LIBOR USD + 3.75%, 0.500% Floor), 10/16/2028 (a)	689,202	689,488
LSF11 Skyscraper Holdco S.A.R.L., Senior Secured First Lien Term Loan 4.25% (3 Month LIBOR USD + 3.50%, 0.750% Floor), 09/29/2027 (a)	824,783	825,299
Lummus Technology Holdings V, LLC, Senior Secured First Lien Term Loan 3.604% (1 Month LIBOR USD + 3.50%), 06/30/2027 (a)	1,496,329	1,489,581
Olympus Water U.S. Holding Corp., Senior Secured First Lien Term Loan 4.25% (1 Month LIBOR USD + 3.75%, 0.500% Floor), 11/09/2028 (a)	803,000	801,494
Orion Engineered Carbons GmbH, Senior Secured First Lien Term Loan 2.75% (3 Month LIBOR USD + 2.25%, 0.500% Floor), 09/22/2028 (a)	287,280	286,993
PMHC II, Inc., Senior Secured First Lien Term Loan 4.50% (3 Month LIBOR USD + 3.50%, 1.000% Floor), 03/31/2025 (a)	462,000	460,124
Polar U.S. Borrower, LLC, Senior Secured First Lien Term Loan 4.874% (3 Month LIBOR USD + 4.75%), 10/15/2025 (a)	689,474	690,767
PQ Corp.
Senior Secured First Lien Term Loan 3.25% (1 Month LIBOR USD + 2.75%, 0.500% Floor), 06/09/2028 (a)	258,380	258,542
Senior Secured First Lien Term Loan 3.25% (3 Month LIBOR USD + 2.75%, 0.500% Floor), 06/09/2028 (a)	98,825	98,886
PQ Performance Chemicals, Senior Secured First Lien Term Loan 4.25% (3 Month LIBOR USD + 3.50%, 0.750% Floor), 08/02/2028 (a)	529,000	530,323
Spectrum Holdings III Corp., Senior Secured First Lien Term Loan 4.25% (6 Month LIBOR USD + 3.25%, 1.000% Floor), 01/31/2025 (a)	713,838	699,676
Tronox Finance, LLC
Senior Secured First Lien Term Loan 2.354% (1 Month LIBOR USD + 2.25%), 03/10/2028 (a)	70,154	69,628
Senior Secured First Lien Term Loan 2.474% (3 Month LIBOR USD + 2.25%), 03/10/2028 (a)	346,154	343,557
W.R. Grace Holdings, LLC, Senior Secured First Lien Term Loan 4.25% (3 Month LIBOR USD + 3.75%, 0.500% Floor), 09/22/2028 (a)	569,000	570,707
		10,371,212
COMMERCIAL SERVICES - 6.39%
AlixPartners, LLP, Senior Secured First Lien Term Loan 3.25% (1 Month LIBOR USD + 2.75%, 0.500% Floor), 02/04/2028 (a)	1,431,397	1,426,795
Allied Universal Holdco, LLC, Senior Secured First Lien Term Loan 4.25% (3 Month LIBOR USD + 3.75%, 0.500% Floor), 05/12/2028 (a)	2,149,512	2,145,223
Apex Group Treasury, LLC
Senior Secured First Lien Term Loan 4.25% (LIBOR USD + 0.00%, 0.000% Floor), 07/27/2028 (a)(g)	548,000	547,830
Senior Secured First Lien Term Loan 4.25% (3 Month LIBOR USD + 3.75%, 0.500% Floor), 07/27/2028 (a)	712,215	711,994
Camelot U.S. Acquisition 1 Co.
Senior Secured First Lien Term Loan 3.104% (1 Month LIBOR USD + 3.00%), 10/30/2026 (a)	789,618	785,176
Senior Secured First Lien Term Loan 4.00% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 10/30/2026 (a)	2,206,198	2,207,577
Corelogic, Inc., Senior Secured First Lien Term Loan 4.00% (1 Month LIBOR USD + 3.50%, 0.500% Floor), 06/02/2028 (a)	1,039,395	1,039,915
Deerfield Dakota Holding, LLC, Senior Secured First Lien Term Loan 4.75% (1 Month LIBOR USD + 3.75%, 1.000% Floor), 04/09/2027 (a)	1,348,882	1,352,153
Dun & Bradstreet Corp., Senior Secured First Lien Term Loan 3.352% (1 Month LIBOR USD + 3.25%), 02/06/2026 (a)	1,849,057	1,843,777
EAB Global, Inc.
Senior Secured First Lien Term Loan 4.00% (1 Month LIBOR USD + 3.50%, 0.500% Floor), 08/16/2028 (a)	855,855	852,290
Senior Secured First Lien Term Loan 4.00% (3 Month LIBOR USD + 3.50%, 0.500% Floor), 08/16/2028 (a)	2,145	2,136
Garda World Security Corp., Senior Secured First Lien Term Loan 4.36% (1 Month LIBOR USD + 4.25%), 10/30/2026 (a)	575,876	575,819
GI Consilio Parent, LLC, Senior Secured First Lien Term Loan 4.50% (1 Month LIBOR USD + 4.00%, 0.500% Floor), 05/12/2028 (a)	298,478	297,017
Indy U.S. BIDCO, LLC, Senior Secured First Lien Term Loan 3.854% (1 Month LIBOR USD + 3.75%), 03/06/2028 (a)	845,621	845,887
INEOS U.S. Petrochem, LLC, Senior Secured First Lien Term Loan 3.25% (1 Month LIBOR USD + 2.75%, 0.500% Floor), 01/29/2026 (a)	497,500	496,672
IRI Holdings, Inc., Senior Secured First Lien Term Loan 4.354% (1 Month LIBOR USD + 4.25%), 12/01/2025 (a)	1,765,724	1,768,594
KAR Auction Services, Inc., Senior Secured First Lien Term Loan 2.375% (1 Month LIBOR USD + 2.25%), 09/21/2026 (a)	658,015	649,790
Pre-Paid Legal Services, Inc., Senior Secured First Lien Term Loan 4.25% (3 Month LIBOR USD + 3.75%, 0.500% Floor), 12/15/2028 (a)	713,000	709,731
Tempo Acquisition, LLC, Senior Secured First Lien Term Loan 2.854% (1 Month LIBOR USD + 2.75%), 05/01/2024 (a)	203,797	203,950
		18,462,326
CONSTRUCTION & ENGINEERING - 1.36%
Amentum Government Services Holdings, LLC
Senior Secured First Lien Term Loan 3.59% (1 Month LIBOR USD + 3.50%), 02/01/2027 (a)	315,656	311,613
Senior Secured First Lien Term Loan 3.601% (1 Month LIBOR USD + 3.50%), 02/01/2027 (a)	626,989	618,957
American Residential Services, LLC, Senior Secured First Lien Term Loan 4.25% (3 Month LIBOR USD + 3.50%, 0.750% Floor), 10/15/2027 (a)	672,210	673,050
Api Group, Inc., Senior Secured First Lien Term Loan 2.601% (1 Month LIBOR USD + 2.50%), 10/01/2026 (a)	562,343	562,202
Brand Industrial Services, Inc., Senior Secured First Lien Term Loan 5.25% (3 Month LIBOR USD + 4.25%, 1.000% Floor), 06/21/2024 (a)	433,861	425,424
Centuri Group, Inc., Senior Secured First Lien Term Loan 3.00% (3 Month LIBOR USD + 2.50%, 0.500% Floor), 08/28/2028 (a)	743,457	743,643
Tiger Acquisition, LLC, Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 3.25%, 0.500% Floor), 06/01/2028 (a)	593,513	590,652
		3,925,541
CONSUMER DISCRETIONARY - 1.02%
Champ Acquisition Corp.
Senior Secured First Lien Term Loan 5.658% (3 Month LIBOR USD + 5.50%), 12/19/2025 (a)	86,546	87,141
Senior Secured First Lien Term Loan 5.667% (6 Month LIBOR USD + 5.50%), 12/19/2025 (a)	87,337	87,937
Learning Care Group (U.S.) No. 2, Inc.
Senior Secured First Lien Term Loan 4.25% (3 Month LIBOR USD + 3.25%, 1.000% Floor), 03/13/2025 (a)	111,762	109,806
Senior Secured First Lien Term Loan 4.25% (6 Month LIBOR USD + 3.25%, 1.000% Floor), 03/13/2025 (a)	345,545	339,498
Prometric Holdings, Inc., Senior Secured First Lien Term Loan 4.00% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 01/29/2025 (a)	963,690	953,451
Tory Burch, LLC, Senior Secured First Lien Term Loan 3.50% (1 Month LIBOR USD + 3.00%, 0.500% Floor), 04/14/2028 (a)	373,125	373,125
Wand NewCo 3, Inc.
Senior Secured First Lien Term Loan 3.175% (1 Month LIBOR USD + 3.00%), 02/05/2026 (a)	463,235	457,350
Senior Secured First Lien Term Loan 3.175% (3 Month LIBOR USD + 3.00%), 02/05/2026 (a)	321,720	317,633
WW International, Inc., Senior Secured First Lien Term Loan 4.00% (1 Month LIBOR USD + 3.50%, 0.500% Floor), 04/13/2028 (a)	233,415	231,482
		2,957,423
CONSUMER NON-DISCRETIONARY - 0.26%
Kronos Acquisition Holdings, Inc.
Senior Secured First Lien Term Loan 4.25% (1 Month LIBOR USD + 3.75%, 0.500% Floor), 12/22/2026 (a)	232,282	226,076
Senior Secured First Lien Term Loan 4.25% (3 Month LIBOR USD + 3.75%, 0.500% Floor), 12/22/2026 (a)	544,868	530,312
		756,388
ENVIRONMENTAL SERVICES - 1.48%
Belfor Holdings, Inc., Senior Secured First Lien Term Loan 3.854% (1 Month LIBOR USD + 3.75%), 04/06/2026 (a)	502,907	504,164
Brightview Landscapes, LLC, Senior Secured First Lien Term Loan 2.625% (1 Month LIBOR USD + 2.50%), 08/15/2025 (a)	856,214	853,362
Covanta Holding Corp.
Senior Secured First Lien Term Loan 3.00% (1 Month LIBOR USD + 2.50%, 0.500% Floor), 11/30/2028 (a)	617,728	619,118
Senior Secured First Lien Term Loan 3.00% (1 Month LIBOR USD + 2.50%, 0.500% Floor), 11/30/2028 (a)	46,272	46,376
Strategic Materials Holdings Corp., Senior Secured First Lien Term Loan 4.75% (3 Month LIBOR USD + 3.75%, 1.000% Floor), 11/01/2024 (a)	912,000	822,414
WIN Waste Innovations Holdings, Inc., Senior Secured First Lien Term Loan 3.25% (3 Month LIBOR USD + 2.75%, 0.500% Floor), 03/24/2028 (a)	1,447,725	1,447,363
		4,292,797
FINANCIALS - DIVERSIFIED - 0.95%
Blackstone Mortgage Trust, Inc., Senior Secured First Lien Term Loan 2.354% (1 Month LIBOR USD + 2.25%), 04/23/2026 (a)	571,838	566,837
Focus Financial Partners, LLC, Senior Secured First Lien Term Loan 2.104% (1 Month LIBOR USD + 2.00%), 07/03/2024 (a)	610,739	606,580
Starwood Property Mortgage, LLC, Senior Secured First Lien Term Loan 2.604% (1 Month LIBOR USD + 2.50%), 07/27/2026 (a)	464,313	462,571
Tecta America Corp., Senior Secured First Lien Term Loan 5.00% (1 Month LIBOR USD + 4.25%, 0.750% Floor), 04/06/2028 (a)	435,810	436,627
VFH Parent, LLC, Senior Secured First Lien Term Loan 3.102% (1 Month LIBOR USD + 3.00%), 03/02/2026 (a)	662,604	661,822
		2,734,437
FINANCIALS - INSURANCE - 3.39%
Acrisure, LLC
Senior Secured First Lien Term Loan 3.632% (3 Month LIBOR USD + 3.50%), 02/16/2027 (a)	642,931	636,823
Senior Secured First Lien Term Loan 4.75% (1 Month LIBOR USD + 4.25%, 0.500% Floor), 02/16/2027 (a)	265,000	265,331
AmWINS Group, LLC, Senior Secured First Lien Term Loan 3.00% (1 Month LIBOR USD + 2.25%, 0.750% Floor), 02/22/2028 (a)	754,193	749,559
AssuredPartners, Inc.
Senior Secured First Lien Term Loan 3.604% (1 Month LIBOR USD + 3.50%), 02/12/2027 (a)	643,482	639,506
Senior Secured First Lien Term Loan 4.00% (1 Month LIBOR USD + 3.50%, 0.500% Floor), 02/12/2027 (a)	363,177	363,121
Asurion, LLC
Senior Secured First Lien Term Loan 3.354% (1 Month LIBOR USD + 3.25%), 12/23/2026 (a)	3,399,648	3,381,239
Senior Secured First Lien Term Loan 3.354% (1 Month LIBOR USD + 3.25%), 07/30/2027 (a)	1,555,165	1,547,584
Senior Secured Second Lien Term Loan 5.354% (1 Month LIBOR USD + 5.25%), 01/31/2028 (a)	340,000	341,488
Senior Secured Second Lien Term Loan 5.354% (1 Month LIBOR USD + 5.25%), 01/19/2029 (a)	430,000	428,792
HUB International, Ltd., Senior Secured First Lien Term Loan 4.00% (3 Month LIBOR USD + 3.25%, 0.750% Floor), 04/25/2025 (a)	1,433,325	1,435,037
		9,788,480
FOOD & BEVERAGE - 1.25%
Froneri U.S., Inc., Senior Secured First Lien Term Loan 2.354% (1 Month LIBOR USD + 2.25%), 01/29/2027 (a)	640,250	633,121
H-Food Holdings, LLC
Senior Secured First Lien Term Loan 3.792% (1 Month LIBOR USD + 3.6875%), 05/23/2025 (a)	878,150	873,759
Senior Secured First Lien Term Loan 4.104% (1 Month LIBOR USD + 4.00%), 05/23/2025 (a)	121,250	120,928
Sunshine Investments B.V., Senior Secured First Lien Term Loan 2.908% (3 Month LIBOR USD + 2.75%), 03/28/2025 (a)	235,200	234,612
Triton Water Holdings, Inc., Senior Secured First Lien Term Loan 4.00% (3 Month LIBOR USD + 3.50%, 0.500% Floor), 03/31/2028 (a)	1,778,065	1,761,396
		3,623,816
HEALTHCARE - EQUIPMENT & SUPPLIES - 3.62%
athenahealth, Inc., Senior Secured First Lien Term Loan 4.40% (3 Month LIBOR USD + 4.25%), 02/11/2026 (a)	882,779	883,993
Aveanna Healthcare, LLC
Senior Secured First Lien Delayed-Draw Term Loan 4.50% (LIBOR USD + 0.00%, 0.000% Floor), 06/30/2028 (a)(g)	188,491	187,918
Senior Secured First Lien Term Loan 4.25% (1 Month LIBOR USD + 3.75%, 0.500% Floor), 07/17/2028 (a)	808,483	806,029
Change Healthcare Holdings, Inc., Senior Secured First Lien Term Loan 3.50% (1 Month LIBOR USD + 2.50%, 1.000% Floor), 03/01/2024 (a)	894,600	894,725
CHG Healthcare Services, Inc., Senior Secured First Lien Term Loan 4.00% (3 Month LIBOR USD + 3.50%, 0.500% Floor), 09/29/2028 (a)	1,031,415	1,032,833
Greatbatch, Ltd., Senior Secured First Lien Term Loan 3.00% (1 Month LIBOR USD + 2.50%, 0.500% Floor), 09/02/2028 (a)	748,125	747,968
Greenway Health, LLC, Senior Secured First Lien Term Loan 4.75% (6 Month LIBOR USD + 3.75%, 1.000% Floor), 02/16/2024 (a)	620,750	594,626
Insulet Corp., Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 3.25%, 0.500% Floor), 05/04/2028 (a)	776,100	777,800
Medline Borrower, L.P., Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 3.25%, 0.500% Floor), 10/23/2028 (a)	1,765,000	1,766,597
Milano Acquisition Corp., Senior Secured First Lien Term Loan 4.75% (3 Month LIBOR USD + 4.00%, 0.750% Floor), 10/01/2027 (a)	936,927	940,558
MPH Acquisition Holdings, LLC, Senior Secured First Lien Term Loan 4.75% (3 Month LIBOR USD + 4.25%, 0.500% Floor), 09/01/2028 (a)	859,845	841,578
Navicure, Inc., Senior Secured First Lien Term Loan 4.104% (1 Month LIBOR USD + 4.00%), 10/22/2026 (a)	994,082	994,495
		10,469,120
HEALTHCARE - FACILITIES - 3.66%
AccentCare, Inc., Senior Secured First Lien Term Loan 4.175% (3 Month LIBOR USD + 4.00%), 06/22/2026 (a)	512,425	511,464
ADMI Corp.
Senior Secured First Lien Term Loan 3.875% (1 Month LIBOR USD + 3.375%, 0.500% Floor), 12/23/2027 (a)	648,216	644,975
Senior Secured First Lien Term Loan 4.00% (1 Month LIBOR USD + 3.50%, 0.500% Floor), 12/23/2027 (a)	648,375	648,223
AHP Health Partners, Inc., Senior Secured First Lien Term Loan 4.00% (1 Month LIBOR USD + 3.50%, 0.500% Floor), 08/24/2028 (a)	795,008	796,252
Electron Bidco, Inc., Senior Secured First Lien Term Loan 3.75% (6 Month LIBOR USD + 3.25%, 0.500% Floor), 11/01/2028 (a)	1,407,000	1,405,367
Envision Healthcare Corp., Senior Secured First Lien Term Loan 3.854% (1 Month LIBOR USD + 3.75%), 10/10/2025 (a)	809,549	653,966
Global Medical Response, Inc.
Senior Secured First Lien Term Loan 5.25% (6 Month LIBOR USD + 4.25%, 1.000% Floor), 03/14/2025 (a)	530,195	528,965
Senior Secured First Lien Term Loan 5.25% (6 Month LIBOR USD + 4.25%, 1.000% Floor), 10/02/2025 (a)	325,129	324,235
Heartland Dental, LLC
Senior Secured First Lien Term Loan 3.604% (1 Month LIBOR USD + 3.50%), 04/30/2025 (a)	811,270	804,792
Senior Secured First Lien Term Loan 4.104% (1 Month LIBOR USD + 4.00%), 04/30/2025 (a)	1,119,375	1,119,140
Option Care Health, Inc., Senior Secured First Lien Term Loan 3.25% (1 Month LIBOR USD + 2.75%, 0.500% Floor), 10/27/2028 (a)	776,000	775,756
Premier Dental Services, Inc., Senior Secured First Lien Term Loan 5.25% (1 Month LIBOR USD + 4.50%, 0.750% Floor), 08/18/2028 (a)	311,241	311,786
Sotera Health Holdings, LLC, Senior Secured First Lien Term Loan 3.25% (1 Month LIBOR USD + 2.75%, 0.500% Floor), 12/11/2026 (a)	866,000	863,969
U.S. Radiology Specialists, Inc., Senior Secured First Lien Term Loan 6.00% (1 Month LIBOR USD + 5.25%, 0.500% Floor), 12/15/2027 (a)	728,000	728,568
U.S. Renal Care, Inc., Senior Secured First Lien Term Loan 5.125% (1 Month LIBOR USD + 5.00%), 06/26/2026 (a)	427,812	417,172
Western Dental Services, Inc., Senior Secured First Lien Delayed-Draw Term Loan 5.25% (1 Month LIBOR USD + 4.50%, 0.750% Floor), 08/18/2028 (a)(i)	31,759	31,815
		10,566,445
HEALTHCARE - LIFE SCIENCES - 1.54%
Avantor Funding, Inc., Senior Secured First Lien Term Loan 2.75% (3 Month LIBOR USD + 2.25%, 0.500% Floor), 11/08/2027 (a)	784,191	784,763
Cambrex Corp., Senior Secured First Lien Term Loan 4.25% (1 Month LIBOR USD + 3.50%, 0.750% Floor), 12/04/2026 (a)	780,663	782,368
Curia Global, Inc., Senior Secured First Lien Term Loan 4.50% (3 Month LIBOR USD + 3.75%, 0.750% Floor), 08/31/2026 (a)	1,188,816	1,191,788
ICON Luxembourg S.A.R.L., Senior Secured First Lien Term Loan 2.75% (3 Month LIBOR USD + 2.25%, 0.500% Floor), 07/03/2028 (a)	695,473	696,583
Phoenix Newco, Inc., Senior Secured First Lien Term Loan 4.00% (1 Month LIBOR USD + 3.50%, 0.500% Floor), 11/15/2028 (a)	832,000	833,148
PRA Health Sciences, Inc., Senior Secured First Lien Term Loan 2.75% (3 Month LIBOR USD + 2.25%, 0.500% Floor), 07/03/2028 (a)	173,278	173,554
		4,462,204
HEALTHCARE - MANAGED HEALTH CARE - 0.60%
Bella Holding Co., LLC, Senior Secured First Lien Term Loan 4.50% (1 Month LIBOR USD + 3.75%, 0.750% Floor), 05/10/2028 (a)	459,848	460,183
Verscend Holding Corp., Senior Secured First Lien Term Loan 4.104% (1 Month LIBOR USD + 4.00%), 08/27/2025 (a)	1,269,078	1,270,348
		1,730,531
HEALTHCARE - PHARMACEUTICALS & BIOTECHNOLOGY - 1.08%
Amneal Pharmaceuticals, LLC, Senior Secured First Lien Term Loan 3.625% (1 Month LIBOR USD + 3.50%), 05/05/2025 (a)	381,953	378,706
Bausch Health Cos., Inc., Senior Secured First Lien Term Loan 3.104% (1 Month LIBOR USD + 3.00%), 06/02/2025 (a)	1,440,346	1,435,484
Jazz Pharmaceuticals, Inc., Senior Secured First Lien Term Loan 4.00% (1 Month LIBOR USD + 3.50%, 0.500% Floor), 05/05/2028 (a)	676,600	679,942
Organon & Co., Senior Secured First Lien Term Loan 3.50% (6 Month LIBOR USD + 3.00%, 0.500% Floor), 06/02/2028 (a)	619,959	621,444
		3,115,576
INDUSTRIAL MACHINERY - 4.36%
AI Aqua Merger Sub, Inc.
Senior Secured First Lien Delayed-Draw Term Loan 4.50% (LIBOR USD + 0.00%, 0.000% Floor), 06/16/2028 (a)(g)	80,889	81,214
Senior Secured First Lien Term Loan 4.50% (1 Month LIBOR USD + 4.00%, 0.500% Floor), 07/31/2028 (a)	829,111	832,440
Ali Group North America Corp., Senior Secured First Lien Term Loan 2.131% (LIBOR USD + 0.00%, 0.000% Floor), 11/30/2028 (a)(g)	695,000	691,622
ASP Blade Holdings, Inc., Senior Secured First Lien Term Loan 4.50% (1 Month LIBOR USD + 4.00%, 0.500% Floor), 10/13/2028 (a)	1,005,000	1,006,256
Brookfield WEC Holdings, Inc., Senior Secured First Lien Term Loan 3.25% (1 Month LIBOR USD + 2.75%, 0.500% Floor), 08/01/2025 (a)	1,713,813	1,703,453
Clark Equipment Co., Senior Secured First Lien Term Loan 2.474% (3 Month LIBOR USD + 2.25%), 05/17/2024 (a)	1,395,455	1,395,022
Columbus McKinnon Corp., Senior Secured First Lien Term Loan 3.25% (3 Month LIBOR USD + 2.75%, 0.500% Floor), 05/15/2028 (a)	440,421	441,523
Conair Holdings, LLC, Senior Secured First Lien Term Loan 4.25% (3 Month LIBOR USD + 3.75%, 0.500% Floor), 05/17/2028 (a)	982,538	984,203
CPM Holdings, Inc.
Senior Secured First Lien Term Loan 3.599% (1 Month LIBOR USD + 3.50%), 11/17/2025 (a)	427,793	425,654
Senior Secured Second Lien Term Loan 8.349% (1 Month LIBOR USD + 8.25%), 11/16/2026 (a)	219,444	219,719
Filtration Group Corp., Senior Secured First Lien Term Loan 4.00% (1 Month LIBOR USD + 3.50%, 0.500% Floor), 10/20/2028 (a)	1,441,388	1,441,690
Madison IAQ, LLC, Senior Secured First Lien Term Loan 3.75% (3 Month LIBOR USD + 3.25%, 0.500% Floor), 06/21/2028 (a)	607,945	608,197
Penn Engineering & Manufacturing Corp., Senior Secured First Lien Term Loan 3.50% (3 Month LIBOR USD + 2.50%, 1.000% Floor), 06/27/2024 (a)	590,355	591,831
Pro Mach Group, Inc.
Senior Secured First Lien Delayed-Draw Term Loan 5.00% (3 Month LIBOR USD + 4.00%, 1.000% Floor), 08/31/2028 (a)(i)	110,279	110,800
Senior Secured First Lien Term Loan 5.00% (3 Month LIBOR USD + 4.00%, 1.000% Floor), 08/31/2028 (a)	876,721	880,859
Vertical Midco GMBH
Senior Secured First Lien Term Loan 4.00% (3 Month LIBOR USD + 3.50%, 0.500% Floor), 07/30/2027 (a)	482,439	483,377
Senior Secured First Lien Term Loan 4.00% (6 Month LIBOR USD + 3.50%, 0.500% Floor), 07/30/2027 (a)	135,979	136,243
Vertiv Group Corp., Senior Secured First Lien Term Loan 2.844% (1 Month LIBOR USD + 2.75%), 03/02/2027 (a)	580,370	577,678
		12,611,781
LEISURE - CASINOS & GAMING - 2.11%
Aristocrat International PTY, Ltd., Senior Secured First Lien Term Loan 4.75% (3 Month LIBOR USD + 3.75%, 1.000% Floor), 10/21/2024 (a)	472,800	475,608
Bally's Corp., Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 3.25%, 0.500% Floor), 10/02/2028 (a)	712,000	713,236
Entain Holdings (Gibraltar), Ltd., Senior Secured First Lien Term Loan 3.00% (3 Month LIBOR USD + 2.50%, 0.500% Floor), 03/29/2027 (a)	743,265	742,522
Everi Holdings, Inc., Senior Secured First Lien Term Loan 3.00% (1 Month LIBOR USD + 2.50%, 0.500% Floor), 08/03/2028 (a)	463,838	463,712
Golden Entertainment, Inc., Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 3.00%, 0.750% Floor), 10/21/2024 (a)	498,256	498,154
Penn National Gaming, Inc., Senior Secured First Lien Term Loan 3.00% (1 Month LIBOR USD + 2.25%, 0.750% Floor), 10/15/2025 (a)	1,407,837	1,408,611
Stars Group Holdings B.V., Senior Secured First Lien Term Loan 2.382% (3 Month LIBOR USD + 2.25%), 07/21/2026 (a)	1,790,561	1,786,433
		6,088,276
LEISURE - HOTELS - 1.71%
Alterra Mountain Co., Senior Secured First Lien Term Loan 4.00% (1 Month LIBOR USD + 3.50%, 0.500% Floor), 08/17/2028 (a)	1,827,796	1,827,797
Carnival Corp., Senior Secured First Lien Term Loan 4.00% (6 Month LIBOR USD + 3.25%, 0.750% Floor), 10/18/2028 (a)	491,000	487,727
Herschend Entertainment Co., LLC, Senior Secured First Lien Term Loan 4.25% (3 Month LIBOR USD + 3.75%, 0.500% Floor), 08/28/2028 (a)	500,745	500,745
Hilton Grand Vacations Borrower, LLC, Senior Secured First Lien Term Loan 3.50% (1 Month LIBOR USD + 3.00%, 0.500% Floor), 08/02/2028 (a)	442,890	443,942
Lakeland Tours, LLC
Senior Secured First Lien Term Loan 7.25% (3 Month LIBOR USD + 6.00%, 1.250% Floor), 09/25/2023 (a)	106,635	107,435
Senior Secured First Lien Term Loan 2.75% (1 Month LIBOR USD + 1.50%, 1.250% Floor), 09/25/2025 (a)	228,892	204,000
Senior Secured First Lien Term Loan 2.75% (3 Month LIBOR USD + 1.50%, 1.250% Floor), 09/25/2025 (a)	182,333	181,422
Senior Unsecured First Lien Term Loan 13.25%, 09/27/2027	257,181	177,455
United PF Holdings, LLC, Senior Secured First Lien Term Loan 4.224% (3 Month LIBOR USD + 4.00%), 12/30/2026 (a)	1,049,671	1,015,563
		4,946,086
LEISURE - RESTAURANTS - 1.11%
IRB Holding Corp.
Senior Secured First Lien Term Loan 3.75% (6 Month LIBOR USD + 2.75%, 1.000% Floor), 02/05/2025 (a)	742,382	742,171
Senior Secured First Lien Term Loan 4.25% (3 Month LIBOR USD + 3.25%, 1.000% Floor), 12/15/2027 (a)	653,400	654,318
Tacala, LLC, Senior Secured First Lien Term Loan 4.25% (1 Month LIBOR USD + 3.50%, 0.750% Floor), 02/05/2027 (a)	902,487	902,022
Whatabrands, LLC, Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 3.25%, 0.500% Floor), 08/03/2028 (a)	911,000	909,083
		3,207,594
MEDIA - BROADCASTING - 3.01%
Diamond Sports Group, LLC, Senior Secured First Lien Term Loan 3.36% (1 Month LIBOR USD + 3.25%), 08/24/2026 (a)	673,626	316,415
EW Scripps Co.
Senior Secured First Lien Term Loan 3.313% (1 Month LIBOR USD + 2.5625%, 0.750% Floor), 05/01/2026 (a)	928,845	928,919
Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 3.00%, 0.750% Floor), 01/07/2028 (a)	1,042,054	1,043,211
Gray Television, Inc., Senior Secured First Lien Term Loan 3.099% (1 Month LIBOR USD + 3.00%), 12/01/2028 (a)	1,745,000	1,738,674
Hubbard Radio, LLC, Senior Secured First Lien Term Loan 5.25% (1 Month LIBOR USD + 4.25%, 1.000% Floor), 03/28/2025 (a)	561,459	563,565
iHeartCommunications, Inc., Senior Secured First Lien Term Loan 3.104% (1 Month LIBOR USD + 3.00%), 05/01/2026 (a)	772,662	768,385
Learfield Communications, LLC, Senior Secured First Lien Term Loan 4.25% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 12/01/2023 (a)	739,287	703,121
Nexstar Broadcasting, Inc., Senior Secured First Lien Term Loan 2.599% (1 Month LIBOR USD + 2.50%), 09/18/2026 (a)	1,187,071	1,186,336
Sinclair Television Group, Inc., Senior Secured First Lien Term Loan 2.61% (1 Month LIBOR USD + 2.50%), 09/30/2026 (a)	923,738	902,953
Univision Communications, Inc., Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 03/15/2024 (a)	563,223	564,101
		8,715,680
MEDIA - CABLE & SATELLITE - 5.00%
Connect U.S. Finco, LLC, Senior Secured First Lien Term Loan 4.50% (1 Month LIBOR USD + 3.50%, 1.000% Floor), 12/11/2026 (a)	2,674,955	2,678,527
Coral-U.S. Co-Borrower, LLC, Senior Secured First Lien Term Loan 2.34% (1 Month LIBOR USD + 2.25%), 01/31/2028 (a)	585,000	578,556
DIRECTV Financing, LLC, Senior Secured First Lien Term Loan 5.75% (1 Month LIBOR USD + 5.00%, 0.750% Floor), 08/02/2027 (a)	566,950	568,203
Iridium Satellite, LLC, Senior Secured First Lien Term Loan 3.25% (1 Month LIBOR USD + 2.50%, 0.750% Floor), 11/04/2026 (a)	592,198	592,834
Maxar Technologies, Ltd., Senior Secured First Lien Term Loan 2.85% (1 Month LIBOR USD + 2.75%), 10/04/2024 (a)	1,619,908	1,609,783
Radiate Holdco, LLC, Senior Secured First Lien Term Loan 4.00% (1 Month LIBOR USD + 3.25%, 0.750% Floor), 09/25/2026 (a)	1,146,000	1,143,616
Telenet Financing USD, LLC, Senior Secured First Lien Term Loan 2.089% (1 Month LIBOR USD + 2.00%), 04/28/2028 (a)	2,230,000	2,194,042
Telesat Canada, Senior Secured First Lien Term Loan 2.90% (2 Month LIBOR USD + 2.75%), 12/07/2026 (a)	1,292,907	1,147,455
UPC Financing Partnership
Senior Secured First Lien Term Loan 2.36% (1 Month LIBOR USD + 2.25%), 04/28/2028 (a)	765,000	756,474
Senior Secured First Lien Term Loan 3.11% (1 Month LIBOR USD + 3.00%), 01/31/2029 (a)	125,000	124,726
Virgin Media Bristol, LLC, Senior Secured First Lien Term Loan 2.61% (1 Month LIBOR USD + 2.50%), 01/31/2028 (a)	1,035,000	1,027,025
WideOpenWest Finance, LLC, Senior Secured First Lien Term Loan 3.50% (1 Month LIBOR USD + 3.00%, 0.500% Floor), 12/08/2028 (a)	745,000	745,153
Xplornet Communications, Inc., Senior Secured First Lien Term Loan 4.50% (1 Month LIBOR USD + 4.00%, 0.500% Floor), 10/02/2028 (a)	1,276,800	1,276,934
		14,443,328
MEDIA - DIVERSIFIED - 2.70%
ABG Intermediate Holdings 2, LLC, Senior Secured First Lien Term Loan 4.00% (3 Month LIBOR USD + 3.25%, 0.750% Floor), 09/27/2024 (a)	2,520,379	2,514,758
Arches Buyer, Inc., Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 3.25%, 0.500% Floor), 12/06/2027 (a)	1,844,012	1,834,109
Buzz Finco, LLC
Senior Secured First Lien Term Loan 2.854% (1 Month LIBOR USD + 2.75%), 01/29/2027 (a)	618,975	617,428
Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 3.25%, 0.500% Floor), 01/29/2027 (a)	93,705	93,412
Dotdash Meredith, Inc., Senior Secured First Lien Term Loan 4.50% (3 Month SOFR + 4.00%, 0.500% Floor), 11/23/2028 (a)	750,000	751,406
Getty Images, Inc., Senior Secured First Lien Term Loan 4.625% (1 Month LIBOR USD + 4.50%), 02/19/2026 (a)	843,493	845,779
Red Ventures, LLC, Senior Secured First Lien Term Loan 2.59% (1 Month LIBOR USD + 2.50%), 11/08/2024 (a)	663,539	660,407
Vericast Corp., Senior Secured First Lien Term Loan 8.75% (1 Month LIBOR USD + 7.75%, 1.000% Floor), 06/16/2026 (a)	523,798	478,547
		7,795,846
MEDIA - ENTERTAINMENT - 3.64%
CDS U.S. Intermediate Holdings, Inc., Senior Secured First Lien Term Loan 7.00% (3 Month LIBOR USD + 6.00%, 1.000% Floor), 11/24/2025 (a)	642,873	644,825
Cirque Du Soleil Holding, Senior Secured Second Lien Term Loan 2.00% (3 Month LIBOR USD + 1.00%, 1.000% Floor), 11/24/2027 (a)	370,794	369,809
Creative Artists Agency, LLC, Senior Secured First Lien Term Loan 3.854% (1 Month LIBOR USD + 3.75%), 11/26/2026 (a)	1,232,048	1,230,508
Crown Finance U.S., Inc.
Senior Secured First Lien Term Loan 7.00%, 05/23/2024	313,876	376,455
Senior Secured First Lien Term Loan 3.50% (3 Month LIBOR USD + 2.50%, 1.000% Floor), 02/28/2025 (a)	696,980	541,599
Lions Gate Capital Holdings, LLC, Senior Secured First Lien Term Loan 2.354% (1 Month LIBOR USD + 2.25%), 03/24/2025 (a)	435,914	433,553
Metro-Goldwyn-Mayer, Inc., Senior Secured Second Lien Term Loan 5.50% (1 Month LIBOR USD + 4.50%, 1.000% Floor), 07/03/2026 (a)	635,000	635,994
Nascar Holdings, LLC, Senior Secured First Lien Term Loan 2.604% (1 Month LIBOR USD + 2.50%), 10/19/2026 (a)	519,121	519,040
Playtika Holding Corp., Senior Secured First Lien Term Loan 2.854% (1 Month LIBOR USD + 2.75%), 03/13/2028 (a)	1,784,515	1,779,679
UFC Holdings, LLC, Senior Secured First Lien Term Loan 3.50% (6 Month LIBOR USD + 2.75%, 0.750% Floor), 04/29/2026 (a)	1,383,803	1,380,094
William Morris Endeavor Entertainment, LLC, Senior Secured First Lien Term Loan 2.86% (1 Month LIBOR USD + 2.75%), 05/16/2025 (a)	2,000,648	1,962,387
WMG Acquisition Corp., Senior Secured First Lien Term Loan 2.229% (1 Month LIBOR USD + 2.125%), 01/20/2028 (a)	637,000	635,487
		10,509,430
METALS & MINING - 0.51%
Atkore International, Inc., Senior Secured First Lien Term Loan 2.50% (3 Month LIBOR USD + 2.00%, 0.500% Floor), 05/26/2028 (a)	386,988	387,351
GrafTech Finance, Inc., Senior Secured First Lien Term Loan 3.50% (1 Month LIBOR USD + 3.00%, 0.500% Floor), 02/12/2025 (a)	257,907	258,284
Grinding Media, Inc., Senior Secured First Lien Term Loan 4.75% (3 Month LIBOR USD + 4.00%, 0.750% Floor), 10/12/2028 (a)	833,910	834,431
		1,480,066
MIDSTREAM - STORAGE & TRANSPORT - 1.96%
Buckeye Partners, L.P., Senior Secured First Lien Term Loan 2.349% (1 Month LIBOR USD + 2.25%), 11/02/2026 (a)	682,890	681,182
DT Midstream, Inc.
Senior Secured First Lien Term Loan 2.50% (3 Month LIBOR USD + 2.00%, 0.500% Floor), 06/26/2028 (a)	56,062	56,242
Senior Secured First Lien Term Loan 2.50% (6 Month LIBOR USD + 2.00%, 0.500% Floor), 06/26/2028 (a)	516,063	517,717
ITT Holdings, LLC, Senior Secured First Lien Term Loan 3.25% (3 Month LIBOR USD + 2.75%, 0.500% Floor), 07/10/2028 (a)	578,550	576,742
Lucid Energy Group II Borrower, LLC, Senior Secured First Lien Term Loan 5.00% (1 Month LIBOR USD + 4.25%, 0.750% Floor), 11/22/2028 (a)	783,000	774,779
Northriver Midstream Finance, L.P., Senior Secured First Lien Term Loan 3.382% (3 Month LIBOR USD + 3.25%), 10/01/2025 (a)	730,463	730,145
Oryx Midstream Services Permian Basin, LLC, Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 3.25%, 0.500% Floor), 10/05/2028 (a)	1,290,000	1,283,453
TransMontaigne Operating Co., L.P., Senior Secured First Lien Term Loan 4.00% (1 Month LIBOR USD + 3.50%, 0.500% Floor), 11/03/2028 (a)	1,037,000	1,042,833
		5,663,093
OIL & GAS - EQUIPMENT & SERVICES - 0.14%
U.S. Silica Co., Senior Secured First Lien Term Loan 5.00% (1 Month LIBOR USD + 4.00%, 1.000% Floor), 05/01/2025 (a)	404,166	396,083
OIL & GAS - EXPLORATION & PRODUCTION - 0.21%
Southwestern Energy Co., Senior Secured First Lien Term Loan 3.00% (1 Month LIBOR USD + 2.50%, 0.500% Floor), 06/08/2027 (a)	599,000	600,875
PACKAGING - 2.28%
Ball Metalpack Finco, LLC, Senior Secured First Lien Term Loan 4.675% (3 Month LIBOR USD + 4.50%), 07/31/2025 (a)	726,187	728,002
LABL, Inc., Senior Secured First Lien Term Loan 5.50% (1 Month LIBOR USD + 5.00%, 0.500% Floor), 10/30/2028 (a)	838,000	838,087
Mauser Packaging Solutions Holding Co., Senior Secured First Lien Term Loan 3.354% (1 Month LIBOR USD + 3.25%), 04/03/2024 (a)	1,403,659	1,387,741
Plastipak Packaging, Inc., Senior Secured First Lien Term Loan 3.00% (1 Month LIBOR USD + 2.50%, 0.500% Floor), 12/01/2028 (a)	513,000	512,518
Pregis Topco, LLC
Senior Secured First Lien Term Loan 4.104% (1 Month LIBOR USD + 4.00%), 07/31/2026 (a)	534,100	533,211
Senior Secured First Lien Term Loan 4.50% (1 Month LIBOR USD + 4.00%, 0.500% Floor), 07/31/2026 (a)	548,625	546,568
RLG Holdings, LLC
Senior Secured First Lien Delayed-Draw Term Loan 5.00% (3 Month LIBOR USD + 4.25%, 0.750% Floor), 07/07/2028 (a)	118,788	118,751
Senior Secured First Lien Term Loan 5.00% (3 Month LIBOR USD + 4.25%, 0.750% Floor), 07/07/2028 (a)	469,212	469,067
Sabert Corp., Senior Secured First Lien Term Loan 5.50% (1 Month LIBOR USD + 4.50%, 1.000% Floor), 12/10/2026 (a)	532,635	533,303
Trident TPI Holdings, Inc.
Senior Secured First Lien Delayed-Draw Term Loan 4.50% (3 Month LIBOR USD + 4.00%, 0.500% Floor), 09/15/2028 (a)(i)	115,536	115,626
Senior Secured First Lien Term Loan 4.50% (3 Month LIBOR USD + 4.00%, 0.500% Floor), 09/15/2028 (a)	813,309	813,944
		6,596,818
RETAIL - FOOD & DRUG - 0.65%
BJ's Wholesale Club, Inc., Senior Secured First Lien Term Loan 2.105% (1 Month LIBOR USD + 2.00%), 02/02/2024 (a)	1,371,660	1,373,518
JP Intermediate B, LLC, Senior Secured First Lien Term Loan 6.50% (3 Month LIBOR USD + 5.50%, 1.000% Floor), 11/20/2025 (a)	553,014	515,686
		1,889,204
RETAILING - 2.04%
Autokiniton U.S. Holdings, Inc., Senior Secured First Lien Term Loan 5.00% (1 Month LIBOR USD + 4.50%, 0.500% Floor), 04/06/2028 (a)	669,635	671,500
Belron Finance U.S., LLC, Senior Secured First Lien Term Loan 3.25% (3 Month LIBOR USD + 2.75%, 0.500% Floor), 04/13/2028 (a)	511,138	511,713
Great Outdoors Group, LLC, Senior Secured First Lien Term Loan 4.50% (3 Month LIBOR USD + 3.75%, 0.750% Floor), 03/06/2028 (a)	1,161,292	1,164,073
Harbor Freight Tools U.S.A., Inc., Senior Secured First Lien Term Loan 3.25% (1 Month LIBOR USD + 2.75%, 0.500% Floor), 10/19/2027 (a)	722,700	722,111
Hoya Midco, LLC, Senior Secured First Lien Term Loan 4.50% (1 Month LIBOR USD + 3.50%, 1.000% Floor), 06/28/2024 (a)	645,067	646,144
Michaels Cos., Inc., Senior Secured First Lien Term Loan 5.00% (3 Month LIBOR USD + 4.25%, 0.750% Floor), 04/14/2028 (a)	589,040	584,728
Pug, LLC, Senior Secured First Lien Term Loan 3.604% (1 Month LIBOR USD + 3.50%), 02/12/2027 (a)	921,200	903,927
Restoration Hardware, Inc., Senior Secured First Lien Term Loan 3.00% (1 Month LIBOR USD + 2.50%, 0.500% Floor), 10/20/2028 (a)	603,488	603,035
Sally Holdings, LLC, Senior Secured First Lien Term Loan 2.36% (1 Month LIBOR USD + 2.25%), 07/05/2024 (a)	94,900	94,781
		5,902,012
TECHNOLOGY - SOFTWARE & SERVICES - 12.51%
Access CIG, LLC,
Senior Secured First Lien Term Loan 4.654% (1 Month LIBOR USD + 3.75%), 02/27/2025 (a)	1,922,029	1,912,591
Senior Secured Second Lien Term Loan 7.84% (1 Month LIBOR USD + 7.75%), 02/27/2026 (a)	315,000	315,197
Almonde, Inc., Senior Secured First Lien Term Loan 4.50% (6 Month LIBOR USD + 3.50%, 1.000% Floor), 06/13/2024 (a)	2,011,701	2,005,415
Avast Software B.V., Senior Secured First Lien Term Loan 2.224% (3 Month LIBOR USD + 2.00%), 03/22/2028 (a)	323,400	323,172
Barracuda Networks, Inc., Senior Secured First Lien Term Loan 4.50% (3 Month LIBOR USD + 3.75%, 0.750% Floor), 02/12/2025 (a)	2,009,511	2,018,304
Boxer Parent Co., Inc., Senior Secured First Lien Term Loan 3.882% (3 Month LIBOR USD + 3.75%), 10/02/2025 (a)	799,429	795,432
CCC Information Services, Inc., Senior Secured First Lien Term Loan 3.00% (3 Month LIBOR USD + 2.50%, 0.500% Floor), 09/21/2028 (a)	626,000	626,294
CommerceHub, Inc., Senior Secured First Lien Term Loan 4.75% (3 Month LIBOR USD + 4.00%, 0.750% Floor), 12/29/2027 (a)	670,230	664,365
Connectwise, LLC, Senior Secured First Lien Term Loan 4.00% (6 Month LIBOR USD + 3.50%, 0.500% Floor), 09/29/2028 (a)	921,000	920,015
Dawn Acquisition, LLC, Senior Secured First Lien Term Loan 3.882% (3 Month LIBOR USD + 3.75%), 12/31/2025 (a)	488,787	414,017
DCert Buyer, Inc., Senior Secured First Lien Term Loan 4.104% (1 Month LIBOR USD + 4.00%), 10/16/2026 (a)	1,052,871	1,052,213
Dynatrace, LLC, Senior Secured First Lien Term Loan 2.354% (1 Month LIBOR USD + 2.25%), 08/22/2025 (a)	370,726	369,992
E2Open, LLC, Senior Secured First Lien Term Loan 4.00% (3 Month LIBOR USD + 3.50%, 0.500% Floor), 02/04/2028 (a)	821,339	823,392
EagleView Technology Corp., Senior Secured First Lien Term Loan 3.724% (3 Month LIBOR USD + 3.50%), 08/14/2025 (a)	863,300	849,720
Ensono, L.P., Senior Secured First Lien Term Loan 4.75% (1 Month LIBOR USD + 4.00%, 0.750% Floor), 05/19/2028 (a)	780,424	780,830
Go Daddy Operating Co., LLC, Senior Secured First Lien Term Loan 2.104% (1 Month LIBOR USD + 2.00%), 08/10/2027 (a)	632,545	628,146
Hyland Software, Inc., Senior Secured First Lien Term Loan 4.25% (1 Month LIBOR USD + 3.50%, 0.750% Floor), 07/01/2024 (a)	1,430,127	1,437,278
Informatica, LLC, Senior Secured First Lien Term Loan 2.875% (1 Month LIBOR USD + 2.75%), 10/27/2028 (a)	574,000	572,924
Intrado Corp.
Senior Secured First Lien Term Loan 4.50% (3 Month LIBOR USD + 3.50%, 1.000% Floor), 10/10/2024 (a)	231,144	218,446
Senior Secured First Lien Term Loan 5.00% (3 Month LIBOR USD + 4.00%, 1.000% Floor), 10/10/2024 (a)	731,106	695,823
Mitchell International, Inc., Senior Secured First Lien Term Loan 4.25% (1 Month LIBOR USD + 3.75%, 0.500% Floor), 10/16/2028 (a)	2,015,000	2,006,185
Moneygram International, Inc., Senior Secured First Lien Term Loan 5.00% (3 Month LIBOR USD + 4.50%, 0.500% Floor), 07/21/2026 (a)	618,240	619,208
NAB Holdings, LLC, Senior Secured First Lien Term Loan 3.50% (3 Month SOFR + 3.00%, 0.500% Floor), 11/24/2028 (a)	1,071,000	1,067,059
N-Able, Inc., Senior Secured First Lien Term Loan 3.50% (3 Month LIBOR USD + 3.00%, 0.500% Floor), 07/19/2028 (a)	511,718	510,441
Optiv Security, Inc., Senior Secured First Lien Term Loan 4.25% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 02/01/2024 (a)	723,039	717,037
Presidio Holdings, Inc.
Senior Secured First Lien Term Loan 3.60% (1 Month LIBOR USD + 3.50%), 01/22/2027 (a)	741	742
Senior Secured First Lien Term Loan 3.61% (1 Month LIBOR USD + 3.50%), 01/22/2027 (a)	35,568	35,601
Senior Secured First Lien Term Loan 3.63% (3 Month LIBOR USD + 3.50%), 01/22/2027 (a)	693,576	694,228
Project Alpha Intermediate Holding, Inc., Senior Secured First Lien Term Loan 4.11% (1 Month LIBOR USD + 4.00%), 04/26/2024 (a)	1,290,861	1,294,495
Rackspace Technology Global, Inc., Senior Secured First Lien Term Loan 3.50% (3 Month LIBOR USD + 2.75%, 0.750% Floor), 02/15/2028 (a)	731,562	727,060
RealPage, Inc., Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 3.25%, 0.500% Floor), 04/24/2028 (a)	607,547	606,505
Rocket Software, Inc.
Senior Secured First Lien Term Loan 4.354% (1 Month LIBOR USD + 4.25%), 11/28/2025 (a)	794,640	791,413
Senior Secured First Lien Term Loan 4.75% (1 Month LIBOR USD + 4.25%, 0.500% Floor), 11/28/2025 (a)	218,735	218,762
Sabre GLBL, Inc.
Senior Secured First Lien Term Loan 4.00% (1 Month LIBOR USD + 3.50%, 0.500% Floor), 12/17/2027 (a)	186,031	183,938
Senior Secured First Lien Term Loan 4.00% (1 Month LIBOR USD + 3.50%, 0.500% Floor), 12/17/2027 (a)	296,544	293,208
SolarWinds Holdings, Inc., Senior Secured First Lien Term Loan 2.854% (1 Month LIBOR USD + 2.75%), 02/05/2024 (a)	772,398	762,917
TIBCO Software, Inc.
Senior Secured First Lien Term Loan 3.85% (1 Month LIBOR USD + 3.75%), 06/30/2026 (a)	1,888,261	1,876,459
Senior Secured Second Lien Term Loan 7.35% (1 Month LIBOR USD + 7.25%), 03/03/2028 (a)	263,000	264,369
TierPoint, LLC, Senior Secured First Lien Term Loan 4.50% (1 Month LIBOR USD + 3.75%, 0.750% Floor), 05/05/2026 (a)	438,282	439,012
UKG, Inc.
Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 3.25%, 0.500% Floor), 05/04/2026 (a)	984,584	981,094
Senior Secured First Lien Term Loan 3.854% (1 Month LIBOR USD + 3.75%), 05/04/2026 (a)	732,148	730,939
VM Consolidated, Inc., Senior Secured First Lien Term Loan 3.417% (3 Month LIBOR USD + 3.25%), 03/24/2028 (a)	1,295,775	1,294,156
VS Buyer, LLC, Senior Secured First Lien Term Loan 3.104% (1 Month LIBOR USD + 3.00%), 02/26/2027 (a)	925,515	923,201
WEX, Inc., Senior Secured First Lien Term Loan 2.354% (1 Month LIBOR USD + 2.25%), 03/31/2028 (a)	711,623	708,804
Zelis Cost Management Buyer, Inc., Senior Secured First Lien Term Loan 3.599% (1 Month LIBOR USD + 3.50%), 09/30/2026 (a)	994,975	989,721
		36,160,120
TECHNOLOGY HARDWARE - 1.35%
Avaya, Inc., Senior Secured First Lien Term Loan 4.11% (1 Month LIBOR USD + 4.00%), 12/15/2027 (a)	375,000	375,306
II-VI, Inc., Senior Secured First Lien Term Loan 2.75% (LIBOR USD + 0.00%, 0.000% Floor), 12/01/2028 (a)(g)	941,000	941,197
Ingram Micro, Inc., Senior Secured First Lien Term Loan 4.00% (3 Month LIBOR USD + 3.50%, 0.500% Floor), 06/30/2028 (a)	537,300	538,173
MaxLinear, Inc., Senior Secured First Lien Term Loan 2.75% (1 Month LIBOR USD + 2.25%, 0.500% Floor), 06/23/2028 (a)	411,857	410,700
MKS Instruments, Inc., Senior Secured First Lien Term Loan 2.75% (Month LIBOR USD + 0.00%, 0.000% Floor), 12/31/2028 (a)	867,000	866,241
MLN U.S. HoldCo, LLC, Senior Secured First Lien Term Loan 4.603% (1 Month LIBOR USD + 4.50%), 11/28/2025 (a)	787,471	762,954
		3,894,571
TELECOMMUNICATION SERVICES - DIVERSIFIED - 3.83%
Cablevision Lightpath, LLC, Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 3.25%, 0.500% Floor), 11/30/2027 (a)	910,800	910,686
Cincinnati Bell, Inc., Senior Secured First Lien Term Loan 3.75% (1 Month SOFR + 3.25%, 0.500% Floor), 11/22/2028 (a)	580,000	580,653
Consolidated Communications, Inc., Senior Secured First Lien Term Loan 4.25% (1 Month LIBOR USD + 3.50%, 0.750% Floor), 10/04/2027 (a)	933,868	933,724
Eagle Broadband Investments, LLC, Senior Secured First Lien Term Loan 3.75% (3 Month LIBOR USD + 3.00%, 0.750% Floor), 11/12/2027 (a)	622,226	622,487
Lumen Technologies, Inc., Senior Secured First Lien Term Loan 2.34% (1 Month LIBOR USD + 2.25%), 03/15/2027 (a)	3,593,188	3,557,004
Northwest Fiber, LLC, Senior Secured First Lien Term Loan 3.855% (1 Month LIBOR USD + 3.75%), 04/30/2027 (a)	393,610	392,872
Numericable U.S., LLC, Senior Secured First Lien Term Loan 4.118% (2 Month LIBOR USD + 4.00%), 08/14/2026 (a)	558,043	556,090
Voyage U.S., LLC, Senior Secured First Lien Term Loan 4.00% (3 Month LIBOR USD + 3.50%, 0.500% Floor), 07/20/2028 (a)	479,798	480,697
Zayo Group Holdings, Inc., Senior Secured First Lien Term Loan 3.09% (1 Month LIBOR USD + 3.00%), 03/09/2027 (a)	2,227,466	2,201,249
Ziggo Financing Partnership, Senior Secured First Lien Term Loan 2.61% (1 Month LIBOR USD + 2.50%), 04/28/2028 (a)	845,000	837,078
		11,072,540
TELECOMMUNICATION SERVICES - WIRELESS - 0.19%
CCI Buyer, Inc., Senior Secured First Lien Term Loan 4.50% (3 Month LIBOR USD + 3.75%, 0.750% Floor), 12/17/2027 (a)	540,913	542,167
TRANSPORTATION - 2.05%
Atlas CC Acquisition Corp.
Senior Secured First Lien Term Loan 5.00% (3 Month LIBOR USD + 4.25%, 0.750% Floor), 05/25/2028 (a)	778,875	781,613
Senior Secured First Lien Term Loan 5.00% (3 Month LIBOR USD + 4.25%, 0.750% Floor), 05/25/2028 (a)	158,415	158,972
Brown Group Holding, LLC, Senior Secured First Lien Term Loan 3.00% (3 Month LIBOR USD + 2.50%, 0.500% Floor), 06/07/2028 (a)	465,941	465,650
Hertz Corp.
Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 3.25%, 0.500% Floor), 06/30/2028 (a)	385,120	385,950
Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 3.25%, 0.500% Floor), 06/30/2028 (a)	72,945	73,102
Kenan Advantage Group, Inc., Senior Secured First Lien Term Loan 4.50% (1 Month LIBOR USD + 3.75%, 0.750% Floor), 03/24/2026 (a)	623,009	622,186
Lasership, Inc., Senior Secured First Lien Term Loan 5.25% (3 Month LIBOR USD + 4.50%, 0.750% Floor), 05/08/2028 (a)	630,420	631,898
PODS, LLC, Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 3.00%, 0.750% Floor), 03/31/2028 (a)	983,580	981,460
Uber Technologies, Inc.
Senior Secured First Lien Term Loan 3.604% (1 Month LIBOR USD + 3.50%), 04/04/2025 (a)	905,704	907,339
Senior Secured First Lien Term Loan 3.604% (1 Month LIBOR USD + 3.50%), 02/25/2027 (a)	335,308	335,853
WWEX UNI TopCo Holdings, LLC, Senior Secured First Lien Term Loan 5.00% (3 Month LIBOR USD + 4.25%, 0.750% Floor), 07/26/2028 (a)	573,000	575,266
		5,919,289
UTILITIES - POWER - 0.64%
Calpine Construction Finance Co., L.P., Senior Secured First Lien Term Loan 2.104% (1 Month LIBOR USD + 2.00%), 01/15/2025 (a)	842,003	836,392
Calpine Corp., Senior Secured First Lien Term Loan 2.61% (1 Month LIBOR USD + 2.50%), 12/16/2027 (a)	376,200	374,240
Eastern Power, LLC, Senior Secured First Lien Term Loan 4.75% (3 Month LIBOR USD + 3.75%, 1.000% Floor), 10/02/2025 (a)	207,977	162,635
Lightstone Holdco, LLC
Senior Secured First Lien Term Loan 4.75% (3 Month LIBOR USD + 3.75%, 1.000% Floor), 01/30/2024 (a)	484,942	412,036
Senior Secured First Lien Term Loan 4.75% (3 Month LIBOR USD + 3.75%, 1.000% Floor), 01/30/2024 (a)	27,351	23,239
New Frontera Holdings, LLC, Senior Secured Second Lien Term Loan 2.50% (3 Month LIBOR USD + 1.50%, 1.000% Floor), 07/28/2028 (a)	57,484	32,622
		1,841,164
TOTAL BANK LOANS (Cost $251,595,235)		251,447,100

CORPORATE BONDS - 8.70% (e)

BUILDING PRODUCTS - 0.20%
Standard Industries, Inc. 3.375%, 01/15/2031 (f)	600,000	579,000
COMMERCIAL SERVICES - 0.47%
Garda World Security Corp. 4.625%, 02/15/2027 (c)(f)	710,000	707,260
Tempo Acquisition, LLC / Tempo Acquisition Finance Corp. 5.75%, 06/01/2025 (f)	625,000	649,072
		1,356,332
CONSTRUCTION & ENGINEERING - 0.22%
Pike Corp. 5.50%, 09/01/2028 (f)	638,000	640,361
ENVIRONMENTAL SERVICES - 0.29%
GFL Environmental, Inc. 4.00%, 08/01/2028 (c)(f)	541,000	531,097
Stericycle, Inc. 5.375%, 07/15/2024 (f)	295,000	301,205
		832,302
HEALTHCARE - EQUIPMENT & SUPPLIES - 0.18%
Change Healthcare Holdings, LLC / Change Healthcare Finance, Inc. 5.75%, 03/01/2025 (f)	515,000	520,042
HEALTHCARE - FACILITIES - 0.58%
DaVita, Inc. 3.75%, 02/15/2031 (f)	500,000	487,155
Legacy LifePoint Health, LLC 4.375%, 02/15/2027 (f)	370,000	373,171
Tenet Healthcare Corp.
7.50%, 04/01/2025 (f)	189,000	199,140
4.625%, 06/15/2028 (f)	600,000	617,367
		1,676,833
HEALTHCARE - LIFE SCIENCES - 0.27%
Avantor Funding, Inc. 4.625%, 07/15/2028 (f)	740,000	772,682
HEALTHCARE - PHARMACEUTICALS & BIOTECHNOLOGY - 0.42%
Bausch Health Cos., Inc.
6.125%, 04/15/2025 (c)(f)	410,000	418,713
5.50%, 11/01/2025 (c)(f)	775,000	788,574
		1,207,287
HEALTHCARE - REITs - 0.18%
MPT Operating Partnership, L.P. / MPT Finance Corp. 3.50%, 03/15/2031	505,000	511,459
INDUSTRIAL MACHINERY - 0.18%
WESCO Distribution, Inc. 7.125%, 06/15/2025 (f)	490,000	520,025
LEISURE - CASINOS & GAMING - 1.11%
Caesars Entertainment, Inc. 6.25%, 07/01/2025 (f)	885,000	930,047
Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.
5.625%, 09/01/2029 (f)	561,000	557,407
5.875%, 09/01/2031 (f)	562,000	564,810
VICI Properties, L.P. / VICI Note Co., Inc. 3.50%, 02/15/2025 (f)	1,145,000	1,163,383
		3,215,647
LEISURE - RESTAURANTS - 0.29%
CEC Entertainment, LLC 6.75%, 05/01/2026 (f)	850,000	833,884
MEDIA - CABLE & SATELLITE - 1.72%
Block Communications, Inc. 4.875%, 03/01/2028 (f)	960,000	961,445
DISH DBS Corp.
5.875%, 07/15/2022	1,450,000	1,475,410
5.125%, 06/01/2029	575,000	524,182
Hughes Satellite Systems Corp.
5.25%, 08/01/2026	1,150,000	1,259,002
6.625%, 08/01/2026	675,000	756,169
		4,976,208
MEDIA - DIVERSIFIED - 0.16%
Match Group Holdings II, LLC 4.625%, 06/01/2028 (f)	438,000	456,525
METALS & MINING - 0.09%
GrafTech Finance, Inc. 4.625%, 12/15/2028 (f)	255,000	259,280
RETAIL - FOOD & DRUG - 0.17%
U.S. Foods, Inc. 6.25%, 04/15/2025 (f)	465,000	484,683
RETAILING - 0.39%
QVC, Inc.
4.85%, 04/01/2024	730,000	779,998
4.75%, 02/15/2027	350,000	360,024
		1,140,022
TECHNOLOGY - SOFTWARE & SERVICES - 0.93%
Boxer Parent Co., Inc. 7.125%, 10/02/2025 (f)	385,000	404,190
Elastic N.V. 4.125%, 07/15/2029 (c)(f)	844,000	836,416
NortonLifeLock, Inc. 5.00%, 04/15/2025 (f)	750,000	756,563
Rackspace Technology Global, Inc. 3.50%, 02/15/2028 (f)	735,000	700,812
		2,697,981
TECHNOLOGY HARDWARE - 0.28%
Dell International, LLC / EMC Corp. 5.85%, 07/15/2025	220,000	249,666
Diebold Nixdorf, Inc. 9.375%, 07/15/2025 (f)	530,000	571,253
		820,919
TELECOMMUNICATION SERVICES - DIVERSIFIED - 0.57%
Frontier Communications Holdings, LLC 5.00%, 05/01/2028 (f)	1,000,000	1,031,810
Northwest Fiber, LLC / Northwest Fiber Finance Sub, Inc. 6.00%, 02/15/2028 (f)	622,000	610,555
		1,642,365
TOTAL CORPORATE BONDS (Cost $24,529,268)		25,143,837
	Shares
EQUITIES - 0.03%

MEDIA - BROADCASTING - 0.03%
Cumulus Media, Inc. (b)	8,437	94,916

UTILITIES - POWER - 0.00%
Frontera Generation Holdings, LLC (b)(h)	479	1,048
TOTAL EQUITIES (Cost $143,738)		95,964

WARRANT - 0.01%

MEDIA - ENTERTAINMENT - 0.01%
Crown Finance U.S., Inc. (b)	98,930	39,572
TOTAL WARRANT (Cost $30,928)		39,572

MONEY MARKET FUND - 5.40%
First American Government Obligations Fund - Class X, 0.03% (d)	15,594,695	15,594,695
TOTAL MONEY MARKET FUND (Cost $15,594,695)		15,594,695

Total Investments (Cost $291,893,864) - 101.14%		292,321,168
Liabilities in Excess of Other Assets - (1.14%)		(3,302,151)
TOTAL NET ASSETS - 100.00%		$289,019,017

Percentages are stated as a percent of net assets.

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Funding Rate
(a)	Variable rate securities. The coupon rate shown is the effective interest rate as of December 31, 2021.
(b)	Non-income producing security.
(c)	U.S. traded security of a foreign issuer.
(d)	Rate shown is the 7-day annualized yield as of December 31, 2021.
(e)	All or a portion is posted as collateral for delayed settlement securities.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers." As of December 31, 2021, the value of these investments was
$19,227,926 or 6.65% of total net assets.
(g)	Final terms of the bank loan are not yet known, so reference index and spread information may not be presented.
(h)	Value determined using significant unobservable inputs.
(i)	All or a portion of the loan is unfunded.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Shenkman Capital Management, Inc. Industries presented are at the discretion of Shenkman Capital Management, Inc. and therefore may not follow the exact naming convention prescribed by GICS.

Shenkman Capital Floating Rate High Income Fund
Summary of Fair Value Disclosure at December 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the
Fund has the ability to access.
Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2021:

Shenkman Capital Floating Rate High Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Bank Loans	$-	$251,447,100	$-	$251,447,100
Corporate Bonds	-	25,143,837	-	25,143,837
Total Fixed Income	-	276,590,937	-	276,590,937
Equities
Electric Power Generation	-	-	1,048	1,048
Information	94,916	-	-	94,916
Total Equities	94,916	-	1,048	95,964
Warrant	-	39,572	-	39,572
Money Market Fund	15,594,695	-	-	15,594,695
Total Investments	$15,689,611	$276,630,509	$1,048	$292,321,168

Refer to the Fund's schedule of investments for a detailed break-out of holdings by industry classification.

Shenkman Capital Floating Rate High Income Fund
Level 3 Reconciliation Disclosure

Equities
Balance as of September 30, 2021	$1,048
Change in unrealized appreciation/(depreciation)	-
Balance as of December 31, 2021	$1,048

Change in unrealized appreciation/(depreciation) during the period for
Level 3 investments held at December 31, 2021	$-

The Level 3 investments as of December 31, 2021 represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.